CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Statement Of Income And Comprehensive Income [Abstract]
Net income	$ 2,757		$ 1,668		$ 183
Other comprehensive income (loss):
Derivatives, net	149	[1]	(42)	[1]	38	[1]
Foreign currency translation adjustments	84	[2]	(63)	[2]	18	[2]
Defined benefit plan adjustments, net	3,041	[3]	(2,777)	[3]	(3,043)	[3]
Other comprehensive income (loss), net	3,274		(2,882)		(2,987)
TOTAL COMPREHENSIVE INCOME (LOSS)	$ 6,031		$ (1,214)		$ (2,804)

[1]	Net of $1 million of income tax expense for the year ended December 31, 2013 and $0 taxes for the years ended December 31, 2012 and 2011, respectively.
[2]	Net of $5 million of income tax expense for the year ended December 31, 2013 and $0 taxes for the years ended December 31, 2012 and 2011, respectively.
[3]	Net of $177 million of income tax expense, $5 million of income tax benefit and $0 taxes for the years ended December 31, 2013, 2012 and 2011, respectively.